INVESTMENTS IN ASSOCIATED ENTITIES - Disclosure of summarized statement of income for investment in associated entity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Royalty income	$ 3,742	$ 1,478
Comprehensive income	(28,629)	$ (6,210)
SLM California [Member]
Disclosure of associates [line items]
Royalty income	20,649
Comprehensive income	$ 14,010
Proportion of ownership interest in associate	21.50%
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	$ 3,012
Rawhide [Member]
Disclosure of associates [line items]
Royalty income	45,484
Comprehensive income	$ (1,844)
Proportion of ownership interest in associate	38.07%	19.99%
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	$ (702)